SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Jun. 17, 2014	Sep. 30, 2016	Apr. 30, 2014	Nov. 30, 2013	Apr. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)						180,000,000
Balance at end of period (in shares)						180,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)						89,182,001
Balance at beginning of period, outstanding (in shares)						89,182,001
Shares issued (in shares)				9,343,750	11,212,500
Balance at end of period, issued (in shares)						101,969,666	89,182,001
Balance at end of period, outstanding (in shares)						101,969,666	89,182,001
Common Stock [Roll forward]
Equity incentive plan issuance						$ 1		$ 0
Shares issued, value						120,069		113,433
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares		$ 120,100	$ 113,400	$ 70,900	$ 102,200	120,068	$ 0	113,433
Additional Paid in Capital [Abstract]
Share premium fund						77,400	77,400
Reduction of share premium	$ 208,200
Contributed Surplus Account [Abstract]
Net (Loss) Income						(4,456)	114,627	$ (13,166)
Dividend paid						125,700	123,000
Contribution to surplus account						$ 92,800	$ 8,400
Shareholders' Rights Plan [Abstract]
Preferred share purchase right						one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of its common stock, par value $0.01 per share
Common Share, par value (in dollars per share)						$ 0.01	$ 0.01			$ 0.01
Shareholders rights, exercise price (in dollars per share)						$ 2.75				$ 115
Percentage of common share ownership										15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)						180,000,000	180,000,000	90,000,000	90,000,000
Increase in Authorized Shares (in shares)								90,000,000
Balance at end of period (in shares)						180,000,000	180,000,000	180,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)						89,182,001	89,182,001	75,382,001	52,915,639
Balance at beginning of period, outstanding (in shares)						89,182,001	89,182,001	75,382,001	52,915,639
Equity incentive plan issuance (in shares)						137,665		33,000
Shares issued (in shares)						12,650,000		13,800,000	20,556,250
Balance at end of period, issued (in shares)						101,969,666	89,182,001	89,182,001	75,382,001
Balance at end of period, outstanding (in shares)						101,969,666	89,182,001	89,182,001	75,382,001
Common Stock [Roll forward]
Balance at beginning of period						$ 892	$ 892	$ 754	$ 529
Equity incentive plan issuance						1		0
Shares issued, value						127		138	206
Balance at end of period						1,020	892	892	$ 754
Contributed Surplus Account [Abstract]
Net (Loss) Income						$ 0	$ 0	$ 0
Common Stock [Member] | Scandic [Member]
Issued and Outstanding Shares [Roll forward]
Shares issued (in shares)									1,910,112
Common Stock [Roll forward]
Shares issued, value									$ 19